SCHEDULE OF EFFECTIVE TAX RATES RECONCILIATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Income Tax Disclosure [Abstract]
Loss for the year	$ 1,181,243	$ (403,910)	$ (13,765,286)	$ (2,554,388)	$ (23,549,612)	$ (4,672,605)
Statutory rate					33.02%	31.21%
Expected income tax recovery at statutory rate					$ (7,778,880)	$ (1,458,320)
Net adjustment for deductible and non-deductible amounts					2,636,262	250,196
Foreign exchange effect					(9,867)	(175,597)
Valuation allowance					5,152,485	1,383,721
Deferred income tax provision (recovery)